Significant Judgments in Applying Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Significant Judgments in Applying Accounting Policies
5. SIGNIFICANT JUDGMENTS IN APPLYING ACCOUNTING POLICIES

Judgments that have the most significant effect on the amounts recognized in the Company’s Consolidated Financial Statements are as follows:
a)Capitalization of evaluation costs
The Company has determined that evaluation costs capitalized during the year relating to the operating mines and certain other exploration interests have potential future economic benefits and are potentially economically recoverable. In making this judgment, the Company has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity to existing ore bodies, operating management expertise and required environmental, operating and other permits.
b)Functional currency
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the USD. The determination of functional currency may require certain judgments to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.
c)Impairment, or impairment reversal, of mining interests
There is significant judgment involved in assessing whether any indications of impairment, or impairment reversal, exist for mining interests, with consideration given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which MPPE are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests. In the year ended December 31, 2024, no impairment indicators were identified and $nil impairment charges were incurred. In the year ended December 31, 2023, the Company identified indicators of impairment at the Morococha mine and Shahuindo's crushing and agglomeration plant (Note 15) and incurred impairment charges of $78.6 million.
d)Yamana Acquisition Business Combination
Management has concluded that Yamana constitutes a business and, therefore, the acquisition is accounted for in accordance with IFRS 3 - Business Combinations. Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value.